Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust
INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO STATUTORY PROSPECTUS DATED July 31, 2012
The Board of Trustees of Intermediate Municipal Trust has approved a non-fundamental operating policy that permits, beginning on March 1, 2013, Federated Intermediate Municipal Trust (the “Fund”) to normally invest up to 15% of the Fund's total assets in noninvestment-grade securities, and to opportunistically invest up to 25% of the Fund's total assets in noninvestment-grade securities, in each case consistent with the Fund's investment objective and other investment strategies and policies as in effect from time to time. The following are supplements to the Fund's Statutory Prospectus, dated July 31, 2012, reflecting this change, and making certain other updates to the Statutory Prospectus:
1. Under the heading entitled “What are the Fund's Main Investment Strategies?,” please delete the second paragraph in its entirety and replace it with the following:
“The Fund's portfolio securities will be investment grade or of comparable quality, except that beginning on March 1, 2013: (1) the Fund's Adviser expects that, normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds; and (2) the Fund may opportunistically invest up to 25% of its total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or “BBB” by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating. The Fund considers among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund's average weighted maturity is not less than three nor more than ten years.”
2. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” please delete the risk descriptions for “Issuer Credit Risk” and “Liquidity Credit Risk” in their entirety and replace them with the following:
■	“Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.”

3. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” please insert the following risk descriptions:
■	“Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
■	Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.”
4. Under the heading entitled “What are the Fund's Investment Strategies?,” please delete the fourth paragraph in its entirety and replace it with the following:
“The Fund's portfolio securities will be investment grade or of comparable quality, except that beginning on March 1, 2013: (1) the Fund's Adviser expects that, normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds; and (2) the Fund may opportunistically invest up to 25% of its total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest ratings categories) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or “BBB” by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth highest ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating. Whether a security is an investment-grade, tax-exempt security will be determined at the time when the security is purchased. For example, a downgrade in a security's rating/quality will not require the Fund to sell any tax exempt security held in the Fund's portfolio. The investment-grade, tax- exempt securities in which the Fund invests generally are subject to interest rate, issuer credit, counterparty credit, liquidity, tax, leverage, call, sector, prepayment, credit enhancement and economic risks, and the derivative contracts and hybrid instruments in which the Fund invests are subject to these risks as well as the risks of investment in derivatives contracts and hybrid instruments, all as described in this Prospectus. The noninvestment-grade securities in which the Fund invests also are subject to interest rate, issuer credit, counterparty credit, liquidity, tax, leverage, call, sector, prepayment, technology, credit enhancement and economic risks, as well as the risks of investing in noninvestment-grade securities, all as described in this Prospectus.”
5. Under the heading entitled “What are the Fund's Principal Investments?,” please delete “Investment Ratings for Investment-Grade Securities” in its entirety and replace it with the following:
“INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES
The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (“default”) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
As disclosed in this Prospectus, the Fund's portfolio securities will be investment grade or of comparable quality, except that beginning on March 1, 2013: (1) the Fund's Adviser expects that, normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds; and (2) the Fund may opportunistically invest up to 25% of its total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Fund does not have a specific minimum quality rating requirement.
If a security is downgraded below any minimum-quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.”

6. Under the heading entitled “What are the Specific Risks of Investing in the Fund?,” please delete the first paragraph under the risk descriptions for “Issuer Credit Risk” and “Liquidity Credit Risk” in their entirety and replace them with the following paragraphs respectively:
“ISSUER CREDIT RISK:
It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
LIQUIDITY RISK:
Trading opportunities are more limited for fixed-income securities (including tax-exempt securities) that have not received any credit ratings, have received any credit ratings below investment grade or are not widely held. Trading opportunities also are more limited for inverse floaters that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Noninvestment-grade securities generally have less liquidity than investment-grade securities.”
7. Under the heading entitled “What are the Specific Risks of Investing in the Fund?,” please insert the following risk descriptions:
“RISK ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities that are rated below investment grade or unrated securities of comparable quality (i.e., noninvestment-grade securities), also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund's portfolio securities will be investment grade or of comparable quality, except that beginning on March 1, 2013: (1) the Fund's Adviser expects that, normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds; and (2) the Fund may opportunistically invest up to 25% of its total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds.
TECHNOLOGY RISK
Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.”
December 27, 2012

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451473 (12/12)